(Loss)/Earnings Per Share - Additional information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Unexercised warrants	10,810,267
Incremental shares unexercised options	631,250
Incremental shares non vested share awards	1,540,353
dilutive effect non vested share awards		190,476